UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Capital Partnership
Address:	201 Main Street, Suite 3100
Fort Worth, Texas  76102

Form 13F File Number:	28-5277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	W.R. Cotham
Title:	President of Trustee of Managing Partner
Phone:	817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham              	Fort Worth, Texas	November 13, 2000


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$95,647 (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE

Name of  		Title of     Cusip  	Value	Shares/	  SH/	Put/	Invstmnt   Other	Voting Authority
Issuer    		Class		      (x$1000) Prn/Amt	  PRN	Call	Discretn    Mgrs   Sole   Shared   None

AT&T Corp		COM	   001957109	 5221	 177721	  SH		Sole		    177721
Egain Communications	COM	   28225C103	 4657	 707278	  SH		Sole		    707278
Ivex Packaging Corp 	COM	   465855104	 1773	 180721	  SH		Sole		    180721
  Del
Lycos Inc		COM	   550818108	  863	  12557	  SH		Sole		     12557
Meristar Hospitality	COM	   58984Y103	  927	  45754	  SH		Sole		     45754
   Corp
Meristar Hotels &	COM	   589988104	  123	  45754	  SH		Sole		     45754
   Resorts Inc
Nortel Networks Corp 	COM	   656568102	  277	   4648	  SH		Sole		      4648
   New
Plum Creek Timber Co	COM	   729251108	  512	  22959	  SH		Sole		     22959
   Inc
Qwest Communications	COM	   749121109	15065	 313449	  SH		Sole		    313449
   Intl Inc
Time Warner Inc.	COM	   887315109	 3271	  41802	  SH		Sole		     41802
Washington Mut Inc	COM	   939322103	62958	1581364	  SH		Sole		   1581364





